Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies

11. Commitments and Contingencies

The Group had the following capital commitments:

June 30, 2020
(in US$’000)
Property, plant and equipment
Contracted but not provided for	3,421

The Group does not have any other significant commitments or contingencies.